Vessels in Operation	6 Months Ended
Jun. 30, 2016
Vessels In Operation [Member]
Vessels in Operation
2.	Vessels in Operation

	Vessel	Drydocking	Total
	(in thousands)
Cost
December 31, 2015	$1,462,136	$26,729	$1,488,865
Additions	9,873	7,309	17,182
Transfer from vessels under construction	91,858	1,300	93,158
Disposals for the period	—	(4,634)	(4,634)

June 30, 2016	$1,563,867	$30,704	$1,594,571

Accumulated Depreciation
December 31, 2015	$215,024	$9,390	$224,414
Charge for the period	25,761	4,020	29,781
Disposals for the period	—	(4,634)	(4,634)

June 30, 2016	$240,785	$8,776	$249,561

Net Book Value
December 31, 2015	$1,247,112	$17,339	$1,264,451

June 30, 2016	$1,323,082	$21,928	$1,345,010

On January 15, 2016 and April 14, 2016 Navigator Ceto and Navigator Copernico respectively the third and fourth of a series of four 22,000 cubic meter semi-refrigerated liquefied gas carriers being built at Jiangnan shipyard in China, were delivered for a contract price of $44.0 million per vessel.

Navigator Aries left the shipyard on January 27, 2016 after having incurred repair costs of $10.0 million. A total of $4.7 million of repair costs had been reimbursed as of June 30, 2016, with a remaining $5.3 million expected to be reimbursed by our hull & machinery insurance, subject to a $0.1 million deductible. The Company does not have loss of hire insurance and, therefore, the revenue lost from the Navigator Aries charter with Pertamina may not be recoverable for the duration of the repairs. Navigator Aries entered into a two year time charter with Pertamina on March 22, 2016.

The net book value of vessels that serve as collateral for the Company’s bank loans was $1.2 billion at June 30, 2016.

Vessels Under Construction [Member]
Vessels in Operation
3.	Vessels Under Construction

(in thousands)
Vessels under construction at January 1, 2016	$170,776
Payments to shipyard	76,856
Transfer to vessels in operation	(93,158)
Other payments including site team costs and initial stores and capitalized interest	7,811

Vessels under construction at June 30, 2016	$162,283